Loan Servicing - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Servicing Assets at Fair Value [Line Items]
Mortgage Servicing Rights Fair Value	$ 9,299	$ 9,593
Transfers and Servicing of Financial Assets [Abstract]
Serviced sold mortgage loans	1,330,000	1,276,000	$ 1,265,000
Serviced sold mortgage loans with recourse	4,100	5,400	7,000
Mortgage loans sold with recourse, reserve	$ 266	$ 500
Mortgage servicing rights, discount rate	13.00%	10.00%
Servicing fees included in other service income	$ 3,400	$ 3,400	$ 3,500
Minimum
Transfers and Servicing of Financial Assets [Abstract]
Mortgage servicing rights, constant prepayment speeds	6.20%	6.30%
Maximum
Transfers and Servicing of Financial Assets [Abstract]
Mortgage servicing rights, constant prepayment speeds	16.80%	22.00%